Right-of-use assets and lease liability (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liability
Schedule of changes in right-of-use assets

	Balance as of				Foreign currency	Balance as of
	12/31/2021	Acquisitions	Amortization	Disposal	translation adjustment	31/12/2022
Rail cars	986	73	(173)	(5)	(54)	827
Machinery and equipment	793	1,147	(330)	(6)	(1)	1,603
Vessels	697	811	(386)		(2)	1,120
Buildings and constructions	265	102	(75)			292
Vehicles	29	103	(26)			106
Computer equipment and goods	9		(4)			5
Total	2,779	2,236	(994)	(11)	(57)	3,953

	Balance as of				Foreign currency	Balance as of
	31/12/2022	Acquisitions	Amortization	Disposal (i)	translation adjustment	31/12/2023
Rail cars	827	237	(173)	(32)	(38)	821
Machinery and equipment	1,603	553	(564)			1,592
Vessels	1,120	276	(452)	(5)	(28)	911
Buildings and constructions	292	149	(95)		(40)	306
Vehicles	106	143	(54)	(9)		186
Computer equipment and goods	5	3	(4)			4
Total	3,953	1,361	(1,342)	(46)	(106)	3,820

(i)	The amount of disposal in 2023 mainly refers to sublease contracts of rail cars signed in the year, which was R$ 29 (refers note 14(e)).

Schedule of changes in lease liabilities

	2023	2022

Balance as of January 01	4,241	3,156

Acquired	1,283	2,232
Additions through merger of ER Plastics		4
Disposals	(70)	(13)
Interests and monetary and exchange variations, net	45	84
Currancy translation adjustments	(78)	(72)
Payments	(1,209)	(929)
Interest paid	(279)	(221)
Balance as of December 31	3,933	4,241

Current liability	978	1,040
Non-current liability	2,955	3,201
Total	3,933	4,241

Schedule of payment by maturity

	2023	2022
2023		1,109
2024	1,347	856
2025	932	630
2026	807	554
2027	631	437
2028+	1,660	1,398
	5,378	4,983

Interest discounted to present value	(1,445)	(742)
Carrying amount	3,933	4,241

Schedule of cash flows related to the contracts

	Discounted	Not discounted
	2023	2023

2024	15	17
2025	97	111
2026	114	139
2027	167	218
2028+	1,236	2,399

Total	1,629	2,884